Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (49,177)	€ (49,471)	€ (7,570)
Elements which will be reclassified in the consolidated statement of income (loss):
Change in fair value of short-term investments and non-current financial assets	0	0	0
Foreign currency translation gain (loss)	997	(504)	276
Items which will not be reclassified in the consolidated statement of income (loss):
Actuarial gains and (losses) related to defined benefit obligations	94	36	394
Other comprehensive income (loss)	1,091	(468)	670
Total comprehensive income (loss)	€ (48,086)	€ (49,939)	€ (6,900)